Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue	R 29,245	R 26,912	R 20,452
Production costs	(22,048)	(20,324)	(15,084)
Production profit per segment report	7,197	6,588	5,368
Amortisation and depreciation of mining assets	(3,409)	(3,961)	(2,468)
Amortisation and depreciation of assets other than mining assets	(99)	(93)	(102)
Rehabilitation expenditure	(47)	(33)	(67)
Care and maintenance cost of restructured shafts	(146)	(134)	(128)
Employment termination and restructuring costs	(40)	(242)	(208)
Share-based payments	(130)	(155)	(244)
Impairment of assets	0	(3,898)	(5,336)
Other	11	(29)	41
Gross profit/(loss)	3,337	(1,957)	(3,144)
Corporate, administration and other expenditure	(611)	(731)	(813)
Exploration expenditure	(205)	(148)	(135)
Gains/(losses) on derivatives	(1,678)	484	99
Other operating expenses	(1,201)	(186)	(667)
Operating loss	(358)	(2,538)	(4,660)
Share of profits from associate	94	59	38
Acquisition-related costs	(45)	0	(98)
Investment income	375	308	343
Finance costs	(661)	(575)	(330)
Loss before taxation	(595)	(2,746)	(4,707)
Non-current assets
Property, plant and equipment	29,186	27,749
Intangible assets	536	533
Restricted cash	107	92
Restricted investments	3,535	3,301
Investments in associates	146	110	84
Inventories	47	43
Deferred tax assets	531	1
Other non-current assets	388	333
Derivative financial assets	50	197
Current assets
Inventories	2,421	1,967
Restricted cash	62	44
Trade and other receivables	1,308	1,064
Derivative financial assets	18	309
Cash and cash equivalents	6,357	993	706	R 1,246
Total assets	44,692	36,736	39,521
Operating segments
Disclosure of operating segments [line items]
Revenue	28,307	26,146	20,358
Production costs	(21,110)	(19,558)	(15,002)
Production profit per segment report	7,197	6,588	5,356
Other metal sales treated as by-product credits in the segment report
Disclosure of operating segments [line items]
Revenue	(938)	(766)	(93)
Production costs	938	766	93
Other adjustments
Disclosure of operating segments [line items]
Revenue	0	0	(1)
Production costs	0	0	(11)
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	1
Production costs	0	0	11
Cost of sales items other than production costs	(3,860)	(8,545)	(8,512)
Amortisation and depreciation of mining assets	(3,409)	(3,961)	(2,468)
Amortisation and depreciation of assets other than mining assets	(99)	(93)	(102)
Rehabilitation expenditure	(47)	(33)	(67)
Care and maintenance cost of restructured shafts	(146)	(134)	(128)
Employment termination and restructuring costs	(40)	(242)	(208)
Share-based payments	(130)	(155)	(244)
Impairment of assets	0	(3,898)	(5,336)
Other	11	(29)	41
Gross profit/(loss)	3,337	(1,957)	(3,144)
Corporate, administration and other expenditure	(611)	(731)	(813)
Exploration expenditure	(205)	(148)	(135)
Gains/(losses) on derivatives	(1,678)	484	99
Other operating expenses	(1,201)	(186)	(667)
Operating loss	(358)	(2,538)	(4,660)
Share of profits from associate	94	59	38
Acquisition-related costs	(45)	0	(98)
Investment income	375	308	343
Finance costs	(661)	(575)	(330)
Non-current assets
Property, plant and equipment	7,116	6,604	6,903
Intangible assets	536	533	545
Restricted cash	107	92	77
Restricted investments	3,535	3,301	3,271
Investments in associates	146	110	84
Inventories	47	43	46
Deferred tax assets	531	1	0
Other non-current assets	388	333	264
Derivative financial assets	50	197	84
Current assets
Inventories	2,421	1,967	1,759
Restricted cash	62	44	38
Trade and other receivables	1,308	1,064	1,139
Derivative financial assets	18	309	539
Cash and cash equivalents	6,357	993	706
Total assets	R 22,622	R 15,591	R 15,455